Operating Revenue - Summary of Significant Changes in Contract Assets Relating to Contracts with Customers (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Contract assets [abstract]
Amortization of Contract cost incurred to obtain contract	¥ 7,664
Capitalized amount of contract costs incurred to obtain contract	¥ 9,620